RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) and subsequent amendments to the initial guidance: ASU 2017-13, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01 (collectively, Topic 842).  This update is to improve transparency and comparability among organizations by requiring lessees to recognize ROU assets and lease liabilities on the balance sheet and requiring additional disclosure about leasing arrangements.  The standard is effective for fiscal years beginning after December 15, 2018.  We adopted the standard effective January 1, 2019, applying the optional transition method permitted under ASU 2018-11, which relieves entities from restating comparative financial statements, allowing entities to apply and adopt the new lease standard as at the effective date, rather than as of the first date of the earliest period presented.  We elected the package of practical expedients provided under the guidance, which applies to expired or existing leases and allows the Company not to reassess whether a contract contains a lease, the lease classification, and any initial direct costs incurred.  We also elected the practical expedient to expense short term leases (12 months or less) on a straight-line basis over the lease term, and to not separate the lease and non-lease components for all of our leases. Refer to Note 19 Leases.

Upon adoption of Topic 842 effective January 1, 2019, we recognized operating lease liabilities of $31.5 million and corresponding ROU assets of $27.0 million. The $4.5 million difference between operating lease liabilities and right-of-use assets recognized is due to deferred rent and exit cost accruals recorded under prior lease accounting standards. Topic 842 requires such balances to be reclassified against ROU assets at transition. In future periods such balances will not be presented separately. Our accounting for finance leases remains substantially unchanged.